Related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Feb. 24, 2023
Transactions with Related Party [Abstract]
Financial income	$ 11,316	$ 10,590
Financial expense	$ (163,634)	(162,945)
Loan interest rate				4.21%
Arroyo Netherlands II B.V [Member] | SOFR [Member]
Transactions with Related Party [Abstract]
Interest rate	6.31%
Akuo Atlantica PMGD Holding S.P.A. [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.75%
Colombian Assets Portfolio [Member]
Transactions with Related Party [Abstract]
Equity interest	50.00%
Colombian Assets Portfolio [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.00%
JGC Corporation [Member] | EURIBOR [Member]
Transactions with Related Party [Abstract]
Interest rate	2.50%
AYES Canada [Member]
Transactions with Related Party [Abstract]
Current dividend receivable	$ 5,100		$ 5,800
Related Parties [Member]
Details of Balances [Abstract]
Receivables (current)	6,799		25,204
Receivables (non-current)	34,602		30,403
Payables (current)	14,632		8,031
Payables (non-current)	3,774		4,639
Related Parties [Member] | Non-controlling Interest [Member] | Algonquin Power Co [Member]
Details of Balances [Abstract]
Receivables (current)	0		0
Receivables (non-current)	0		0
Payables (current)	4,994		5,683
Payables (non-current)	0		0
Related Parties [Member] | Non-controlling Interest [Member] | JGC Corporation [Member]
Details of Balances [Abstract]
Receivables (current)	0		0
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	3,749		4,612
Related Parties [Member] | Non-controlling Interest [Member] | Algerian Energy Company, SPA [Member]
Details of Balances [Abstract]
Receivables (current)	0		0
Receivables (non-current)	0		0
Payables (current)	7,763		0
Payables (non-current)	0		0
Related Parties [Member] | Non-controlling Interest [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	0		0
Receivables (non-current)	0		0
Payables (current)	1,596		2,314
Payables (non-current)	25		27
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Amherst Island Partnership [Member]
Details of Balances [Abstract]
Receivables (current)	5,106		5,817
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Receivables (current)	0		18,448
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding S.P.A. [Member]
Details of Balances [Abstract]
Receivables (current)	89		0
Receivables (non-current)	18,717		16,677
Payables (current)	0		0
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Assets Portfolio [Member]
Details of Balances [Abstract]
Receivables (current)	548		0
Receivables (non-current)	15,714		13,578
Payables (current)	279		34
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	138		21
Receivables (non-current)	171		148
Payables (current)	0		0
Payables (non-current)	0		0
Other Related Parties [member] | Atlantica's Partner in Colombia [Member]
Details of Balances [Abstract]
Receivables (current)	918		918
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	0		$ 0
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income	1,520	1,318
Financial expense	(274)	(296)
Operating income	165	120
Subsidiaries [Member] | Non-controlling Interest [Member] | Other [Member]
Transactions with Related Party [Abstract]
Financial income	0	7
Financial expense	(274)	(296)
Operating income	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Transactions with Related Party [Abstract]
Financial income	606	1,106
Financial expense	0	0
Operating income	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding S.P.A. [Member]
Transactions with Related Party [Abstract]
Financial income	712	205
Financial expense	0	0
Operating income	160	116
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Assets Portfolio [Member]
Transactions with Related Party [Abstract]
Financial income	202	0
Financial expense	0	0
Operating income	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Transactions with Related Party [Abstract]
Financial income	0	0
Financial expense	0	0
Operating income	$ 5	$ 4